Related parties	12 Months Ended
Dec. 31, 2022
Disclosure of Transactions Between Related Parties [Line Items]
Related parties
28.
Related parties
(a)
Related Party Transactions

In 2021 and 2020, related party transactions related to the options agreement are described in note 24 of these Consolidated Financial Statements.

(b)
Key Management compensation

The compensation of the Executive Team and Directors during the year can be breakdown as follows:

	2022	2021
Short-term employee benefits – Salaries and wages	1,767	1,900
Long-term employee benefits – Share-based payment	3,351	7,590
	5,118	9,490

(c)
Transactions with other related parties

The following transactions occurred with related parties:

	2022	2021
Transactions with merchants – Revenues	1,158	2,030
Transactions with preferred suppliers (Collection agents) – Costs	(621)	(561)
Transactions with other related parties – Costs	—	—

(d)
Outstanding balances arising from transactions with related parties

The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

	2022	2021
Balances with merchants – trade receivables	428	—
Balances with merchants – trade payables	(482)	(622)
Balances with preferred suppliers (Collection agents) – trade payables	(1,258)	(125)
Balances with preferred suppliers (Collection agents) – trade receivables	552	6,058

All transactions with related parties were made on normal commercial terms and conditions and at market rates. Outstanding balances are unsecured and are repayable in cash.